CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIENCY) EQUITY - USD ($)	Common Shares [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2015	$ 71,128	$ 0	$ 5,029,013	$ (14,650,468)	$ (9,550,327)
Beginning Balance (Shares) at Dec. 31, 2015	71,128,456	2,027,945
Reclassification of preferred shares		$ 2,028	2,025,917		2,027,945
Issuance of preferred shares to settle related party debt		$ 7,864	7,855,991		7,863,855
Issuance of preferred shares to settle related party debt (Shares)		7,863,855
Share-based compensation			64,403		64,403
Net loss for the year				(269,508)	(269,508)
Ending Balance at Dec. 31, 2016	$ 71,128	$ 9,892	14,975,324	(14,919,976)	136,368
Ending Balance (Shares) at Dec. 31, 2016	71,128,456	9,891,800
Share-based compensation			250,819		250,819
Net loss for the year				(1,103,902)	(1,103,902)
Ending Balance at Dec. 31, 2017	$ 71,128	$ 9,892	15,226,143	(16,023,878)	(716,715)
Ending Balance (Shares) at Dec. 31, 2017	71,128,456	9,891,800
Share-based compensation			36,433		36,433
Net loss for the year				(622,615)	(622,615)
Ending Balance at Dec. 31, 2018	$ 71,128	$ 9,892	$ 15,262,576	$ (16,646,493)	$ (1,302,897)
Ending Balance (Shares) at Dec. 31, 2018	71,128,456	9,891,800